UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                               811-5295

Dreyfus Cash Management Plus, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management Plus, Inc.
April 30, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--64.0%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.60%, 6/3/09	200,000,000	200,009,129
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.90%, 5/13/09	300,000,000	300,000,998
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.90% - 1.05%, 5/11/09 - 7/31/09	325,000,000	325,000,000
Barclays Bank PLC (Yankee)
1.13% - 2.00%, 5/18/09 - 7/6/09	370,000,000	370,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.72%, 5/15/09	300,000,000	300,000,000
Calyon (Yankee)
0.90%, 7/10/09	325,000,000	325,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.85% - 0.95%, 5/5/09 - 7/7/09	350,000,000	350,000,000
Citibank (South Dakota) N.A., Sioux Falls
1.15% - 1.22%, 6/24/09 - 7/1/09	350,000,000	350,000,000
DZ Bank AG (Yankee)
0.93%, 7/14/09	200,000,000	200,000,000
Lloyds TSB Bank PLC (Yankee)
1.06%, 7/15/09	300,000,000	300,000,000
Mizuho Corporate Bank (Yankee)
0.95%, 6/9/09	300,000,000	300,000,000
Natixis (Yankee)
1.50%, 7/1/09	300,000,000	300,000,000
Royal Bank of Scotland PLC (Yankee)
1.25% - 1.35%, 7/7/09 - 7/16/09	300,000,000	300,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.91%, 7/20/09	275,000,000	275,000,000
Svenska Handelsbanken (Yankee)
0.95%, 6/9/09	300,000,000	300,003,242
UBS AG (Yankee)

0.50%, 5/18/09	300,000,000	300,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,795,013,369)		4,795,013,369
Commercial Paper--17.8%
Abbey National North America LLC
0.20%, 5/1/09	300,000,000	300,000,000
Allied Irish Banks N.A. Inc.
1.26%, 5/12/09	50,000,000 a	49,980,903
Bank of Ireland
1.64%, 5/28/09	100,000,000 a	99,877,750
CAFCO LLC
1.10%, 6/9/09	150,000,000 a	149,821,250
Cancara Asset Securitisation Ltd.
1.00%, 7/2/09	50,000,000 a	49,913,889
CHARTA LLC
1.10%, 6/4/09	265,000,000 a	264,724,694
General Electric Capital Services Inc.
1.00%, 5/8/09	67,000,000	66,986,972
ING (US) Funding LLC
1.14% - 1.15%, 5/4/09 - 5/5/09	300,000,000	299,965,084
Sanpaolo IMI U.S. Financial Co.
0.95%, 5/7/09	50,000,000	49,992,083
Total Commercial Paper
(cost $1,331,262,625)		1,331,262,625
Corporate Notes--4.2%
Bank of America Corp.
0.40%, 5/1/09	300,000,000	300,000,000
Lehman Brothers Holdings Inc.
0.00%, 12/22/09	97,200,000 b,c,d,e	14,094,000
Total Corporate Notes
(cost $397,200,000)		314,094,000
Time Deposits--9.3%
Branch Banking & Trust Co. (Grand Cayman)
0.19%, 5/1/09	300,000,000	300,000,000
Regions Bank (Grand Cayman)
0.20%, 5/1/09	200,000,000	200,000,000
State Street Bank and Trust Co. (Grand Cayman)

0.12%, 5/1/09	196,000,000	196,000,000
Total Time Deposits
(cost $696,000,000)		696,000,000
Repurchase Agreement--4.0%
Deutsche Bank Securities
0.15%, dated 4/30/09, due 5/1/09 in the amount of
$300,001,250 (fully collateralized by $20,000,000
Federal Farm Credit Bank, 4.80%, due 4/25/11, value
$21,332,133, $230,040,000 Federal Home Loan Bank,
0%-5.07%, due 5/19/09-10/20/15, value $224,551,396,
$50,000,000 Federal Home Loan Mortgage Corp., 0%,
due 6/1/09, value $49,995,000 and $10,000,000 Federal
National Mortgage Association, 5.52%, due 3/9/20,
value $10,125,100)
(cost $300,000,000)	300,000,000	300,000,000
Other--.7%
Capital Support Agreement
(cost $0)	0 [c]	50,593,545
Total Investments (cost $7,519,475,995)	100.0%	7,486,963,539
Cash and Receivables (Net)	.0%	2,732,731
Net Assets	100.0%	7,489,696,270

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $614,318,486 or 8.2% of net assets.
b	Bankrupt security matured on February 22, 2009. Security valued at fair value based on similar defaulted securities that have not matured.
c	The Bank of New York Mellon Corporation ("BNY Mellon") has entered into a Capital Support Agreement with the fund, which provides that BNY Mellon, at no cost to the fund, will contribute capital to the fund up to 100% of the amortized cost of the security to the extent that the fund maintains a net asset value of $.995 on the sale, final liquidation or other final payment of the security.
d	Issuer filed for bankruptcy.
e	Non-income producing--security in default.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	7,486,963,539
Level 3 - Significant Unobservable Inputs	0
Total	7,486,963,539

Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(f) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund’s investments.

Dreyfus Cash Management Plus, Inc. may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Capital Support Agreement: Dreyfus Cash Management Plus, Inc., holds notes (the “Notes”) issued by Lehman Brothers Holdings, Inc. (“Lehman”). In order to mitigate the negative impact of holding these securities in light of the bankruptcy of Lehman, on September 16, 2008, the fund entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon, the parent company of the fund’s adviser. Pursuant to the Agreement, BNY Mellon has agreed to provide capital support to the fund, subject to a maximum amount of $97.2 million (the “Maximum Capital Support

Payment”), if any of the following events result in the fund’s net asset value falling below $0.9950: (i) Any final sale or other final liquidation of the Notes by the fund for cash in an amount, after deduction of costs, which is less than the amortized cost value of the Notes as of the date such sale or liquidation is consummated; (ii) Receipt by the fund of final payment on the Notes in cash in an amount less than the amortized cost value of the Notes less costs in respect thereof, as of the date such final payment is received; and (iii) The date upon which a court of competent jurisdiction over the matter discharges Lehman from liability in respect of the Notes, and such discharge results in the receipt of aggregate payments on the Notes in an amount less than the amortized cost value of the Notes, less costs in respect thereof, as of the date such final payment is received.

The obligations of BNY Mellon to provide capital support shall terminate upon the earliest to occur of (i) the repayment in full of the Notes, (ii) BNY Mellon making payments equal to the Maximum Capital Support Payment,

(iii)	the date on which the fund no longer holds any Notes,
(iv)	the mutual agreement of the fund and BNY Mellon to

terminate the Agreement and (v) 5:00 p.m. Eastern Time on the date which is 364 days from the date of the Agreement unless BNY Mellon elects in writing to extend the term of the Agreement.

Treasury’s Temporary Guarantee Program: Each fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015%, .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management Plus, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 17, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)